Commodity Trading Advisors and Reference Traders (Details)	12 Months Ended
Dec. 31, 2017
Minimum
Commodity Trading Advisors and Reference Traders
Annual percentage of allocated net assets paid as a management fee to commodity trading advisors and reference traders	0.50%
Percentage of new trading profits on allocated net assets paid as a incentive fee to commodity trading advisors and reference traders	16.00%
Maximum
Commodity Trading Advisors and Reference Traders
Annual percentage of allocated net assets paid as a management fee to commodity trading advisors and reference traders	1.00%
Percentage of new trading profits on allocated net assets paid as a incentive fee to commodity trading advisors and reference traders	24.50%